Schedule of investments
Delaware Ivy Municipal Bond Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 100.06%
Corporate Revenue Bonds — 9.09%
Buckeye Ohio Tobacco Settlement Financing Authority
Series A-2 3.00% 6/1/48	6,110,000	$ 4,540,769
Series B-3 0.126% 6/1/57 ^	27,210,000	3,502,743

(Senior) Series A-2 4.00% 6/1/48	1,345,000	1,225,416
Florida Development Finance Surface Transportation Facilities Revenue
(Green Bond - Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	6,000,000	6,006,960
George L Smith II Congress Center Authority
(Convention Center Hotel) Series A 2.375% 1/1/31	1,000,000	864,250
Golden State Tobacco Securitization Settlement Revenue
(Capital Appreciation Bonds - Subordinate) Series B-2 0.441% 6/1/66 ^	10,000,000	984,400
Indiana Finance Authority Exempt Facility Revenue
(Green Bond - Polyflow Indiana Project) 144A 7.00% 3/1/39 (AMT) #	2,680,000	2,124,570
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50 •	1,140,000	1,171,624
5.00% 12/1/50	1,000,000	1,015,360
New York City Industrial Development Agency
(Pilot Rev Bds - Yankee Stadium Project)
0.009% 3/1/27 ^	3,000,000	2,581,830
0.011% 3/1/26 ^	3,185,000	2,843,982
0.014% 3/1/25 ^	3,175,000	2,937,097
New York Counties Tobacco Trust V
(Pass Through Prog) Series 4B 144A 0.242% 6/1/60 #, ^	422,200,000	12,501,342
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Finance Authority
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,170,000	$ 2,179,852
Tuscaloosa County Industrial Development Authority Gulf Opportunity Zone
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,745,000	2,459,218
		46,939,413
Education Revenue Bonds — 6.27%
Arizona Industrial Development Authority Revenue
(Leman Academy Of Excellence Projects) Series A 4.50% 7/1/54 USD	1,320,000	1,182,469
California Educational Facilities Authority
(Stanford University)
Series U-7 5.00% 6/1/46	7,675,000	9,227,806
Series V-1 5.00% 5/1/49	3,100,000	3,750,256
California Municipal Finance Authority
(American Heritage Education Foundation Project) Series A 5.00% 6/1/36	1,000,000	1,028,090
California School Finance Authority
(Coastal Academy Project)
Series A 144A 5.00% 10/1/22 #	70,000	70,422
Series A 144A 5.00% 10/1/33 #	1,000,000	1,003,100

(Russell Westbrook Why Not? Academy – Obligated Group) Series A 144A 4.00% 6/1/51 #	2,300,000	1,773,185
California State University
Series A 5.00% 11/1/38	500,000	530,065
Clifton Higher Education Finance Revenue
(Uplift Education) Series A 4.25% 12/1/34	3,000,000	2,951,340
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Schedule of investments
Delaware Ivy Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Educational Facilities Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	$ 433,423
Series A 5.00% 6/15/29	400,000	420,272
Series A 5.00% 6/15/56	965,000	968,764
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	3,000,000	3,541,170
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	242,515
Series B 4.00% 7/1/39	325,000	307,382
Series B 4.00% 7/1/40	300,000	282,021
University of California
(General) Series AI 5.00% 5/15/34	3,500,000	3,587,220
Utah Charter School Finance Authority
(Syracuse Arts Academy Project) 5.00% 4/15/37	1,000,000	1,060,390
		32,359,890
Electric Revenue Bonds — 8.53%
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,026,360
(Tax-Exempt)
Series A 5.00% 10/1/33	880,000	924,317
Series A 5.00% 10/1/34	3,205,000	3,349,513
Illinois Municipal Electric Agency
Series A 5.00% 2/1/32	3,695,000	3,964,402
Indiana Municipal Power Agency
Series C 5.00% 1/1/39	1,000,000	1,069,280
Long Island Power Authority
(Tax-Exempt) Series A 5.00% 9/1/39	1,500,000	1,555,200
Missouri Joint Municipal Electric Utility Commission
(Iatan 2 Project)
Series A 5.00% 12/1/36	5,650,000	6,025,669
Series A 5.00% 12/1/37	1,000,000	1,065,330
(Prairie State Project)
Series A 5.00% 12/1/29	1,550,000	1,658,004
Series A 5.00% 12/1/30	1,200,000	1,283,616
Series A 5.00% 12/1/31	1,000,000	1,069,680
Series A 5.00% 12/1/40	1,000,000	1,077,010
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Modesto Irrigation District
Series A 5.00% 10/1/36	4,270,000	$ 4,531,281
Omaha Public Power District Nebraska City Station Unit 2
(Nebraska City 2) Series A 5.00% 2/1/33	1,000,000	1,063,350
(System Revenue Bonds - Nebraska City 2) Series A 5.00% 2/1/41	1,000,000	1,065,750
Puerto Rico Electric Power Authority
Series WW 5.00% 7/1/28 ‡	510,000	433,500
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/25 ‡	225,000	191,250
Series XX 4.75% 7/1/26 ‡	185,000	156,557
Series XX 5.25% 7/1/40 ‡	2,005,000	1,704,250
Series ZZ 4.75% 7/1/27 ‡	145,000	122,706
Series ZZ 5.25% 7/1/24 ‡	315,000	267,750
Utility Debt Securitization Authority
(Restructured - Federally Tax-Exempt) Series TE 5.00% 12/15/31	10,000,000	10,427,100
		44,031,875
Healthcare Revenue Bonds — 10.57%
Ames Iowa Hospital Revenue
(Mary Greeley Medical Center) 4.00% 6/15/35 LIBOR06M	1,510,000	1,515,587
Brookhaven Development Authority
(Children's Healthcare Of Atlanta) Series A 4.00% 7/1/44	3,000,000	2,906,580
Hamilton County Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center Project) Series CC 5.00% 11/15/49	6,460,000	7,466,274
Hawaii Department of Budget & Finance Special Purpose Revenue
(Queen's Health Systems) Series A 5.00% 7/1/35	1,500,000	1,564,245

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Health & Educational Facilities Authority of the State of Missouri
(Mosaic Health System) Series A 4.00% 2/15/44	600,000	$ 588,168
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/52	715,000	731,095
Illinois Finance Authority
(Northshore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/47	4,985,000	5,323,880
Lake County Port & Economic Development Authority
(First Mortgage - Tapestry Wicklife, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	416,000
Maricopa County Industrial Development Authority
(Banner Health) Series A 4.00% 1/1/38	8,500,000	8,402,675
Michigan State Hospital Finance Authority
(Ascension Health Credit Group) Series B-4 5.00% 11/15/32	2,000,000	2,115,560
(Ascension Health Senior Credit Group) Series F-4 5.00% 11/15/47	500,000	530,000
New Hope Cultural Education Facilities Finance Texas Senior Living Revenue
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	3,500,000	2,991,240
Series A-2 6.50% 1/1/31	9,865,000	9,062,186
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health System Obligated Group) Series B 4.00% 1/1/42	2,000,000	1,979,120
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	$ 1,248,300
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,430,700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/32	255,000	280,365
5.00% 7/1/35	105,000	113,947
South Carolina Jobs-Economic Development Authority
(Bon Secours Mercy Health, Inc.) Series A 5.00% 12/1/46	250,000	262,720
University of North Carolina at Chapel Hill
(University Of North Carolina Hospitals) 5.00% 2/1/49	500,000	557,445
Washington Health Care Facilities Authority
(Providence Health & Services) Series D 5.00% 10/1/38	5,000,000	5,097,100
		54,583,187
Housing Revenue Bonds — 1.12%
Georgia Housing & Finance Authority
Series A 2.45% 12/1/31	620,000	560,375
Nebraska Investment Finance Authority
Series A 2.35% 9/1/35	2,500,000	2,198,250

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Schedule of investments
Delaware Ivy Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York City Housing Development MultiFamily Revenue
(Sustainable Development Bonds)
Series A-1-B 2.05% 11/1/31	520,000	$ 454,236
Series A-1-B 2.10% 5/1/32	1,055,000	913,788
Series A-1-B 2.15% 11/1/32	970,000	836,780
North Carolina Housing Finance Agency
Series 44 2.55% 7/1/35	945,000	809,959
		5,773,388
Lease Revenue Bonds — 5.64%
Metropolitan Pier & Exposition Authority Illinois Revenue
(McCormick Place Expansion Project) Series B 4.178% 12/15/54 (BAM) ^	25,445,000	5,241,415
Michigan State Building Authority
(Facilities Program)
Series I 4.00% 10/15/36	1,000,000	1,025,190
Series I 5.00% 4/15/34	3,000,000	3,191,490
New Jersey State Transportation Trust Fund Authority
Series AA 4.00% 6/15/50 (BAM)	4,210,000	4,022,066
(Transportation System) Series A 3.575% 12/15/39 (BAM) ^	12,970,000	6,103,033
New York City Transitional Finance Authority Building Aid Revenue
(Subordinate)
Series S-1 5.00% 7/15/37	1,000,000	1,061,360
Series S-3A 5.00% 7/15/36	2,000,000	2,174,780
New York Liberty Development
(Green Bonds) Series A 3.00% 11/15/51 (BAM)	6,425,000	4,764,780
Regional Transportation District
5.00% 6/1/35	1,435,000	1,517,613
		29,101,727
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 4.62%
Alamo Community College District
5.00% 8/15/38 LIBOR03M	6,040,000	$ 6,575,204
Lincoln Consolidated School District
(General Obligation - Unlimited Tax) Series A 5.00% 5/1/35 (AGM)	500,000	541,850
Mida Golf and Equestrian Center Public Infrastructure District
(Utah Limited Tax)
144A 4.50% 6/1/51 #	2,500,000	1,891,550
144A 4.625% 6/1/57 #	2,500,000	1,866,900
New York
Series D-1 5.00% 8/1/30	2,000,000	2,066,180
Series G 5.00% 8/1/30	1,000,000	1,043,580
Palomar Health
Series A 0.000% 8/1/31 ^	3,315,000	2,312,345
Series A 0.000% 8/1/32 ^	5,000,000	3,367,100
Series A 0.000% 8/1/33 ^	5,000,000	3,204,850
Series B 4.00% 8/1/37	1,000,000	1,001,220
		23,870,779
Pre-Refunded/Escrowed to Maturity Bonds — 6.21%
Birmingham Waterworks Board Water Revenue
Series A 5.00% 1/1/35-25 §	6,555,000	7,024,862
Central Texas Turnpike System
1st Tier 13.777% 8/15/26 ^	1,340,000	1,210,141
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A 5.00% 6/1/33-25 §	3,165,000	3,426,239
Series A 5.00% 6/1/34-25 §	2,840,000	3,074,414
Hillsborough County Aviation Authority
(Tampa International Airport - Subordinate) Series B 5.00% 10/1/35-24 §	2,000,000	2,128,480
Iowa Higher Education Loan Authority
(Upper Iowa University Project) 5.00% 9/1/33-23 §	1,750,000	1,815,695

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
La Quinta Redevelopment Agency Successor Agency
(La Quinta Redevelopment Project Area) Series A 5.00% 9/1/34-24 §	750,000	$ 797,918
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 §	7,000,000	8,205,960
Orange County Health Facilities Authority
(Presbyterian Retirement Communities) 5.00% 8/1/36 §	4,125,000	4,364,002
		32,047,711
Special Tax Revenue Bonds — 19.23%
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	3,000,000	2,073,390
City & County of San Francisco Special Tax District No 2020-1
(Federally Taxable) Series B 144A 5.25% 9/1/49 #	6,000,000	4,762,140
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	27,915,426	24,774,941
Jefferson Sales Tax District
Series B 5.00% 12/1/42 (AGM)	5,000,000	5,384,600
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	3,130,000	3,162,490
Metropolitan Atlanta Rapid Transit Authority
(Third Indenture Series) Series B 5.00% 7/1/43	4,000,000	4,258,040
Miami-Dade County
0.00% 10/1/37 (BAM) ^	3,000,000	1,581,330
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
(Future Tax Secured Tax-Exempt Subordinate)
Series A-2 5.00% 8/1/37	5,000,000	$ 5,394,700
Series I 5.00% 5/1/29	2,600,000	2,661,594
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/34	2,000,000	2,110,500
New York State Dormitory Authority
Unrefunded Balance Unrefunded Balance 5.00% 2/15/38	5,000,000	5,219,850
Puerto Rico Sales Tax Financing Revenue
Series A-1 5.00% 7/1/58	6,000,000	5,912,820
Series A-1 5.086% 7/1/51 ^	99,639,000	19,936,767
(Restructured)
Series A-1 5.60% 7/1/46 ^	16,435,000	4,440,573
Series A-2 4.329% 7/1/40	2,260,000	2,127,948
Regional Transportation Authority
Series A 6.00% 7/1/24	3,080,000	3,313,741
Stockton Redevelopment Agency Successor Agency
Series A 5.00% 9/1/37 (AGM)	2,000,000	2,148,900
		99,264,324
State General Obligation Bonds — 8.47%
California State
(School Facilities) 5.00% 11/1/30	3,000,000	3,117,330
(Various Purpose)
5.00% 2/1/33	10,000,000	10,167,400
5.00% 4/1/37	5,000,000	5,097,950
Commonwealth of Puerto Rico
Series C 2.637% 11/1/43 •	17,341,592	8,649,119
(Restructured)
Series A-1 4.00% 7/1/33	1,806,432	1,659,406
Series A-1 4.00% 7/1/35	1,623,742	1,458,445
Series A-1 4.00% 7/1/46	3,998,768	3,369,482
Series A-1 5.625% 7/1/27	993,640	1,058,376
Series A-1 5.75% 7/1/31	1,904,992	2,084,785
Illinois State
Series A 5.50% 3/1/42	5,500,000	5,980,425
Series A 5.50% 3/1/47	1,000,000	1,085,710
		43,728,428

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Schedule of investments
Delaware Ivy Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 14.63%
Austin Texas Airport System Revenue
5.00% 11/15/39 (AMT)	1,000,000	$ 1,033,930
Central Texas Turnpike System
1st Tier Unrefunded Balance
Series A 13.746% 8/15/26 ^	18,000,000	16,024,320
Series B 5.00% 8/15/37	1,000,000	1,029,270
Chicago O'Hare International Airport
(General Airport Senior Lien)
Series B 5.00% 1/1/34	1,000,000	1,037,350
Series D 5.25% 1/1/37	2,500,000	2,661,400
Chicago, Illinois O'Hare International Airport
(Senior Lien) Series A 5.00% 1/1/38 (AMT)	605,000	637,132
Foothill-Eastern Transportation Corridor Agency Revenue
(Senior Lien Toll Road Refunding) Series A 4.00% 1/15/46	3,000,000	2,769,120
Illinois State Toll Highway Authority
Series A 5.00% 1/1/35	4,100,000	4,143,788
Series B 5.00% 1/1/37	2,000,000	2,098,520
Maine Turnpike Authority
5.00% 7/1/34	2,255,000	2,419,119
Metropolitan Transportation Authority
Series C 5.00% 11/15/36	2,625,000	2,700,311
(Transportation) Series C 5.00% 11/15/35	2,500,000	2,577,975
Metropolitan Transportation Authority Revenue, New York
(Green Bond - Climate Bond Certified) Series A-1 5.00% 11/15/41	1,000,000	1,025,370
Miami-Dade County Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,413,600
North Carolina Turnpike Authority
(Capital Appreciation Bonds) Series B 5.296% 1/1/34 ^	10,000,000	6,407,900
North Texas Tollway Authority
1st Tier 15.18% 1/1/30 ^	12,000,000	9,314,520
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission
(Subordinate)
5.00% 6/1/38	1,000,000	$ 1,042,480
Series C 6.25% 6/1/33 (AGM)	4,000,000	4,511,760
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.00% 7/1/49	2,000,000	2,109,360
(Senior Lien)
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,052,050
Series B 5.00% 7/1/37	1,000,000	1,074,440
Port of Portland Oregon Airport Revenue
(Portland International Airport)
Series 23 5.00% 7/1/33	5,000,000	5,268,450
Series 23 5.00% 7/1/34	1,000,000	1,052,130
Port of Seattle
Series B 5.00% 3/1/35	2,000,000	2,091,460
		75,495,755
Water & Sewer Revenue Bonds — 5.68%
Los Angeles California Wastewater System Revenue
Series D 5.00% 6/1/34	6,190,000	6,560,967
(Green Bonds) Series A 5.00% 6/1/35	1,000,000	1,059,060
New York City Municipal Water Finance Authority
(Second General Resolution) Series HH 5.00% 6/15/37	10,000,000	10,601,900
Tampa FLA Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	2,000,000	2,308,320

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Texas Water Development Board
(State Water Implementation Revenue Fund) Series B 5.00% 10/15/38	8,000,000	$ 8,798,080
		29,328,327
Total Municipal Bonds (cost $534,002,197)		516,524,804

Total Value of Securities—100.06% (cost $534,002,197)		516,524,804
Liabilities Net of Receivables and Other Assets—(0.06)%		(315,573)
Net Assets Applicable to 50,077,522 Shares Outstanding—100.00%		$516,209,231
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $37,554,387, which represents 7.28% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
USD – US Dollar

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